UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 3.6%
Boeing Co. (The)	26,422	$3,365,634
Honeywell International, Inc.	43,114	4,014,776
Northrop Grumman Corp.	21,600	2,846,016
Textron, Inc.	11,648	419,211
United Technologies Corp.	36,353	3,838,877

		$14,484,514

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	7,252	$480,952
United Parcel Service, Inc., Class B	10,003	983,195

		$1,464,147

Airlines — 0.3%
Southwest Airlines Co.	36,616	$1,236,522

		$1,236,522

Auto Components — 0.8%
Dana Holding Corp.	31,658	$606,884
Goodyear Tire & Rubber Co. (The)	10,898	246,131
Johnson Controls, Inc.	36,367	1,600,148
Lear Corp.	7,250	626,473

		$3,079,636

Automobiles — 0.3%
Ford Motor Co.	76,877	$1,137,011

		$1,137,011

Banks — 6.9%
Bank of America Corp.	131,359	$2,239,671
BankUnited, Inc.	10,483	319,627
Citigroup, Inc.	108,402	5,617,392
Fifth Third Bancorp	57,446	1,150,069
JPMorgan Chase & Co.	109,741	6,610,798
KeyCorp	85,122	1,134,676
M&T Bank Corp.	5,096	628,286
PNC Financial Services Group, Inc. (The)	22,704	1,943,008
SunTrust Banks, Inc.	5,538	210,610
Wells Fargo & Co.	156,052	8,094,417

		$27,948,554

Beverages — 2.6%
Coca-Cola Co. (The)	138,646	$5,914,638
PepsiCo, Inc.	47,142	4,388,449

		$10,303,087

Biotechnology — 3.1%
Amgen, Inc.	18,988	$2,667,054
Biogen Idec, Inc.(1)	1,780	588,842
Celgene Corp.(1)	45,891	4,349,549
Gilead Sciences, Inc.(1)	44,082	4,692,529
Vertex Pharmaceuticals, Inc.(1)	1,850	207,774

		$12,505,748

Security	Shares	Value
Capital Markets — 1.2%
Invesco, Ltd.	38,480	$1,519,190
Lazard, Ltd., Class A	21,525	1,091,317
Legg Mason, Inc.	7,629	390,300
State Street Corp.	27,413	2,017,871

		$5,018,678

Chemicals — 2.2%
CF Industries Holdings, Inc.	3,459	$965,822
Dow Chemical Co. (The)	45,132	2,366,722
E.I. du Pont de Nemours & Co.	46,387	3,328,731
Eastman Chemical Co.	3,608	291,851
Sherwin-Williams Co. (The)	9,183	2,010,985

		$8,964,111

Commercial Services & Supplies — 0.3%
Waste Management, Inc.	25,552	$1,214,487

		$1,214,487

Communications Equipment — 2.2%
Brocade Communications Systems, Inc.	42,403	$460,921
Cisco Systems, Inc.	134,376	3,382,244
QUALCOMM, Inc.	69,800	5,218,946

		$9,062,111

Construction & Engineering — 0.4%
Fluor Corp.	25,575	$1,708,154

		$1,708,154

Consumer Finance — 1.3%
American Express Co.	27,933	$2,445,255
Discover Financial Services	40,754	2,624,150

		$5,069,405

Containers & Packaging — 0.4%
Avery Dennison Corp.	15,307	$683,458
MeadWestvaco Corp.	21,446	877,999

		$1,561,457

Distributors — 0.6%
Genuine Parts Co.	27,494	$2,411,499

		$2,411,499

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	26,717	$3,690,686
McGraw Hill Financial, Inc.	35,026	2,957,946

		$6,648,632

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	143,075	$5,041,963
Frontier Communications Corp.	67,026	436,339
Verizon Communications, Inc.	52,772	2,638,072
Windstream Holdings, Inc.	28,197	303,964

		$8,420,338

Electric Utilities — 1.0%
Duke Energy Corp.	26,841	$2,006,902
Edison International	21,133	1,181,757
Pepco Holdings, Inc.	3,646	97,567
Pinnacle West Capital Corp.	7,168	391,659
Xcel Energy, Inc.	12,009	365,074

		$4,042,959

Security	Shares	Value
Electrical Equipment — 0.8%
Emerson Electric Co.	49,204	$3,079,186

		$3,079,186

Energy Equipment & Services — 2.2%
Halliburton Co.	53,378	$3,443,415
Schlumberger, Ltd.	51,953	5,283,100

		$8,726,515

Food & Staples Retailing — 1.8%
CVS Health Corp.	57,307	$4,561,064
Wal-Mart Stores, Inc.	33,228	2,540,945

		$7,102,009

Food Products — 1.7%
Kellogg Co.	16,937	$1,043,319
Keurig Green Mountain, Inc.	15,366	1,999,578
Kraft Foods Group, Inc.	11,107	626,435
Mondelez International, Inc., Class A	54,344	1,862,097
Tyson Foods, Inc., Class A	28,696	1,129,761

		$6,661,190

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	73,588	$3,060,525
Baxter International, Inc.	41,401	2,971,350
Covidien PLC	11,380	984,484
Medtronic, Inc.	41,406	2,565,101
Stryker Corp.	26,801	2,164,181
Zimmer Holdings, Inc.	5,294	532,312

		$12,277,953

Health Care Providers & Services — 1.4%
DaVita HealthCare Partners, Inc.(1)	4,408	$322,401
HCA Holdings, Inc.(1)	8,034	566,558
UnitedHealth Group, Inc.	49,739	4,289,989
VCA, Inc.(1)	11,050	434,596

		$5,613,544

Hotels, Restaurants & Leisure — 1.2%
Marriott International, Inc., Class A	14,651	$1,024,105
Marriott Vacations Worldwide Corp.(1)	2,064	130,878
McDonald’s Corp.	29,735	2,819,176
Wyndham Worldwide Corp.	11,235	912,956

		$4,887,115

Household Durables — 0.9%
Leggett & Platt, Inc.	11,383	$397,494
Lennar Corp., Class A	18,642	723,869
Newell Rubbermaid, Inc.	76,798	2,642,619

		$3,763,982

Household Products — 1.6%
Clorox Co. (The)	6,843	$657,202
Kimberly-Clark Corp.	19,850	2,135,265
Procter & Gamble Co. (The)	41,964	3,514,065

		$6,306,532

Industrial Conglomerates — 1.7%
3M Co.	21,663	$3,069,214
General Electric Co.	154,157	3,949,502

		$7,018,716

Security	Shares	Value
Insurance — 4.4%
ACE, Ltd.	14,012	$1,469,439
Allstate Corp. (The)	50,422	3,094,398
AmTrust Financial Services, Inc.	3,045	121,252
Cincinnati Financial Corp.	18,908	889,621
Lincoln National Corp.	47,210	2,529,512
Marsh & McLennan Cos., Inc.	50,188	2,626,840
MetLife, Inc.	14,938	802,469
Principal Financial Group, Inc.	29,001	1,521,683
Prudential Financial, Inc.	21,629	1,902,054
Travelers Companies, Inc. (The)	31,286	2,939,007

		$17,896,275

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	2,750	$886,710
Netflix, Inc.(1)	223	100,613
Priceline Group, Inc. (The)(1)	1,797	2,081,968
Shutterfly, Inc.(1)	28,875	1,407,368

		$4,476,659

Internet Software & Services — 3.3%
Facebook, Inc., Class A(1)	12,721	$1,005,468
Google, Inc., Class A(1)	8,610	5,066,210
Google, Inc., Class C(1)	8,610	4,971,069
VeriSign, Inc.(1)	41,883	2,308,591

		$13,351,338

IT Services — 3.1%
Fidelity National Information Services, Inc.	26,132	$1,471,232
International Business Machines Corp.	33,173	6,297,230
MasterCard, Inc., Class A	53,680	3,968,026
Visa, Inc., Class A	2,469	526,810
Xerox Corp.	7,778	102,903

		$12,366,201

Leisure Products — 0.3%
Mattel, Inc.	38,366	$1,175,918

		$1,175,918

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	27,884	$3,393,483

		$3,393,483

Machinery — 1.2%
Caterpillar, Inc.	31,778	$3,146,975
Snap-On, Inc.	6,380	772,491
Stanley Black & Decker, Inc.	8,690	771,585

		$4,691,051

Media — 4.6%
CBS Corp., Class B	41,650	$2,228,275
Comcast Corp., Class A	102,935	5,535,844
Omnicom Group, Inc.	35,123	2,418,570
Time Warner, Inc.	36,488	2,744,263
Walt Disney Co. (The)	64,815	5,770,479

		$18,697,431

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	17,655	$576,436
Nucor Corp.	31,251	1,696,304

		$2,272,740

Security	Shares	Value
Multi-Utilities — 1.9%
Centerpoint Energy, Inc.	17,504	$428,323
CMS Energy Corp.	77,060	2,285,599
Dominion Resources, Inc.	1,997	137,973
DTE Energy Co.	10,342	786,819
NiSource, Inc.	49,999	2,048,959
Public Service Enterprise Group, Inc.	52,545	1,956,776

		$7,644,449

Multiline Retail — 0.9%
Macy’s, Inc.	48,228	$2,805,905
Nordstrom, Inc.	12,248	837,396

		$3,643,301

Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	62,708	$7,482,319
ConocoPhillips	44,430	3,399,784
EOG Resources, Inc.	33,718	3,338,756
Exxon Mobil Corp.	78,264	7,360,729
Kinder Morgan, Inc.	12,255	469,857
Occidental Petroleum Corp.	22,277	2,141,933
Phillips 66	26,847	2,182,930
Range Resources Corp.	20,840	1,413,160
Tesoro Corp.	19,643	1,197,830
Williams Cos., Inc.	57,536	3,184,618

		$32,171,916

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,326	$248,519

		$248,519

Pharmaceuticals — 5.5%
AbbVie, Inc.	19,355	$1,117,945
Bristol-Myers Squibb Co.	80,700	4,130,226
Johnson & Johnson	51,433	5,482,244
Merck & Co., Inc.	109,607	6,497,503
Pfizer, Inc.	171,390	5,068,002

		$22,295,920

Professional Services — 0.2%
ManpowerGroup, Inc.	1,193	$83,629
Robert Half International, Inc.	18,170	890,330

		$973,959

Real Estate Investment Trusts (REITs) — 1.7%
Apartment Investment & Management Co., Class A	12,428	$395,459
AvalonBay Communities, Inc.	11,002	1,550,952
Equity Residential	14,774	909,783
Host Hotels & Resorts, Inc.	58,590	1,249,725
Kimco Realty Corp.	78,276	1,715,027
ProLogis, Inc.	22,296	840,559

		$6,661,505

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	8,158	$242,619

		$242,619

Road & Rail — 1.2%
J.B. Hunt Transport Services, Inc.	3,521	$260,730
Kansas City Southern	11,539	1,398,527
Norfolk Southern Corp.	27,357	3,053,041

		$4,712,298

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.(1)	352,424	$1,201,766
Analog Devices, Inc.	16,160	799,758
Applied Materials, Inc.	15,313	330,914
Cree, Inc.(1)	21,482	879,688
Cypress Semiconductor Corp.(1)	60,131	593,794
Intel Corp.	56,723	1,975,095
Micron Technology, Inc.(1)	3,063	104,938
Teradyne, Inc.	32,470	629,593

		$6,515,546

Software — 3.7%
Concur Technologies, Inc.(1)	12,197	$1,546,823
Microsoft Corp.	196,258	9,098,521
Oracle Corp.	103,117	3,947,319
Symantec Corp.	8,033	188,856

		$14,781,519

Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	4,343	$157,825
Advance Auto Parts, Inc.	3,365	438,459
AutoNation, Inc.(1)	5,400	271,674
Home Depot, Inc. (The)	58,841	5,398,073
Tiffany & Co.	14,641	1,410,075

		$7,676,106

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	163,136	$16,435,952

		$16,435,952

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	15,176	$1,353,699

		$1,353,699

Tobacco — 1.4%
Lorillard, Inc.	5,365	$321,417
Philip Morris International, Inc.	63,379	5,285,809

		$5,607,226

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$452,592

		$452,592

Total Common Stocks — 99.7% (identified cost $179,925,766)		$401,456,014

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	530	$2,010	10/3/14	$(17,225)
S&P 500 Index	480	2,015	10/10/14	(93,600)
S&P 500 Index	480	2,025	10/18/14	(114,000)
S&P 500 Index	435	2,000	10/24/14	(530,700)

Total Call Options Written (premiums received $2,430,802)				$(755,525)

Other Assets, Less Liabilities — 0.5%				$1,768,371

Net Assets — 100.0%				$402,468,860

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$179,837,042

Gross unrealized appreciation	$221,623,716
Gross unrealized depreciation	(4,744)

Net unrealized appreciation	$221,618,972

Written options activity for the fiscal year to date ended September 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,085	$3,225,262
Options written	19,435	27,274,388
Options terminated in closing purchase transactions	(13,710)	(19,486,791)
Options expired	(5,885)	(8,582,057)

Outstanding, end of period	1,925	$2,430,802

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $755,525.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$401,456,014 *	$—	$—	$401,456,014
Total Investments	$401,456,014	$—	$—	$401,456,014

Liability Description
Call Options Written	$(755,525)	$—	$—	$(755,525)
Total	$(755,525)	$—	$—	$(755,525)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014